Stock Compensation - Schedule of Outstanding Stock Options (Details) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Outstanding Stock Options [Abstract]
Number of Shares, Beginning Balance			236,469
Weighted Average Exercise Price, Beginning Balance			$ 1.36
Aggregate Intrinsic Value, Beginning Balance
Number of Shares, Issued				236,469
Weighted Average Exercise Price, Issued				$ 1.36
Weighted Average Remaining Life (years), Issued				10 years
Aggregate Intrinsic Value, Issued
Number of Shares, Expired and forfeited
Weighted Average Exercise Price, Expired and forfeited
Aggregate Intrinsic Value, Expired and forfeited
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Number of Shares, Ending Balance			236,469	236,469
Weighted Average Exercise Price, Ending Balance			$ 1.36	$ 1.36
Weighted Average Remaining Life (years), Ending Balance			9 years 6 months	9 years 8 months 26 days
Aggregate Intrinsic Value, Ending Balance
Number of Shares, Options exercisable			236,469	236,469
Weighted Average Exercise Price, Options exercisable			$ 1.36	$ 1.36
Weighted Average Remaining Life (years), Options exercisable			9 years 6 months	9 years 8 months 26 days
Aggregate Intrinsic Value, Options exercisable